Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Natural Gas Supply Transportation And Storage Service Agreements [Member]
Long-term Purchase Commitment [Line Items]
Contractual Obligation, Fiscal Year Maturity Schedule
As of December 31, 2015, our purchase obligations under natural gas supply, transportation and storage service agreements for contracts in which conditions precedent were met were as follows (in thousands):

Years Ending December 31,	Payments Due (1)
2016	$402,284
2017	365,923
2018	313,210
2019	264,130
2020	271,300
Thereafter	1,536,413
Total	$3,153,260

(1)	Pricing of natural gas supply contracts are variable based on market commodity basis prices adjusted for basis spread. Amounts included are based on prices and basis spreads as of December 31, 2015.